Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Document Creation Date	dei_DocumentCreationDate	Apr. 08, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 08, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015